Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2024	Dec. 31, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As described in greater detail in our Compensation Discussion and Analysis beginning on page 46, our executive compensation program reflects a variable pay-for-performance philosophy. The following table and related disclosures provide further “pay versus performance” disclosure with respect to our Chief Executive Officer, also referred to as our principal executive officer (“PEO”), and our other named executive officers, or NEOs, as contemplated by Item 402(v) of Regulation S-K. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

PAY VERSUS PERFORMANCE TABLE

	Summary	Summary			Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:[4]			1-Year
Year	Compensation Table Total for First PEO[1] ($)	Compensation Table Total for Second PEO[1] ($)	Compensation Actually Paid to First PEO[1,2,3] ($)	Compensation Actually Paid to Second PEO[1,2,3] ($)	Table Total for Non-PEO NEOs[1] ($)	Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Loss ($ Millions)	Relative TSR (Percentile Rank vs. Peers)[5]
2025	12,038,391	—	1,373,942	—	2,876,605	1,011,747	15.83	122.72	(2,237)	0.0%
2024	10,531,812	14,968,954	8,782,041	12,336,343	2,654,529	2,178,428	47.54	123.93	342	31.3%
2023	—	9,623,437	—	(5,597,561)	2,365,605	504,877	58.85	123.96	1,321	6.1%
2022	—	11,069,899	—	16,177,222	2,325,088	3,113,105	112.36	111.76	742	87.8%
2021	—	8,489,671	—	7,040,175	1,947,097	1,584,265	97.29	125.69	737	13.5%

Named Executive Officers, Footnote

1.	Pierre Brondeau (“First PEO”) was our PEO in 2024 and 2025. Mr. Brondeau served as our PEO from June 11, 2024 to present. Mark Douglas (“Second PEO”) was our PEO from 2020 to 2024. Mr. Douglas served as our PEO through June 11, 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Andrew Sandifer	Andrew Sandifer	Andrew Sandifer	Andrew Sandifer	Andrew Sandifer
Ronaldo Pereira	Ronaldo Pereira	Ronaldo Pereira	Ronaldo Pereira	Ronaldo Pereira
Michael Reilly	Michael Reilly	Michael Reilly	Michael Reilly	Michael Reilly
Kathleen Shelton	Kathleen Shelton	Jacqueline Scanlan	Jacqueline Scanlan	Jacqueline Scanlan
Thaisa Hugenneyer
Vsevolod Rostovtsev

Peer Group Issuers, Footnote

4.The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Change in Pension Value for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Pension Service Cost for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2025	12,038,391	—	(8,631,340)	—	(2,033,109)	1,373,942
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2025	2,889,571	(4,907,753)	—	(14,927)	—	—	(2,033,109)

Non-PEO NEO Average Total Compensation Amount			$ 2,876,605	$ 2,654,529	$ 2,365,605	$ 2,325,088	$ 1,947,097
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,011,747	2,178,428	504,877	3,113,105	1,584,265
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,876,605	(56,190)	(1,432,143)	25,257	(401,782)	1,011,747
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	468,284	(835,176)	94,544	(78,199)	(51,235)	—	(401,782)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the S&P 500 Chemicals Index TSR over the same period.

PEO AND AVERAGE NON-PEO NEO COMPENSATION
ACTUALLY PAID VERSUS TSR

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net loss during the five most recently completed fiscal years.

PEO AND AVERAGE NON-PEO NEO COMPENSATION
ACTUALLY PAID VERSUS NET LOSS

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and 1-Year Relative TSR (Percentile Rank vs. Peers)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our 1-Year Relative TSR (Percentile Rank vs. Peers) during the five most recently completed fiscal years.

PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID
VERSUS 1-YEAR RELATIVE TSR (PERCENTILE RANK VS. PEERS)

Tabular List, Table

Pay Versus Performance Tabular List of Most Important Financial Performance Measures for All Named Executive Officers for Fiscal Year 2025

As described in greater detail in our Compensation Discussion and Analysis beginning on page 46, our compensation philosophy emphasizes a pay-for-performance culture focused on the long-term interests of our stockholders. We utilize metrics for our short- and long-term incentive compensation programs that are designed to drive short-term and long-term growth and profitability and link our Named Executive Officers’ compensation pay outcomes to execution of business strategy and stockholder value creation.

Listed below are the financial performance measures which in our assessment represent the most important performance measures we used to link Compensation Actually Paid to our PEOs and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

1-Year Relative TSR (Percentile Rank vs. Peers)
Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount			$ 15.83	47.54	58.85	112.36	97.29
Peer Group Total Shareholder Return Amount			122.72	123.93	123.96	111.76	125.69
Net Income (Loss)			$ (2,237,000,000)	$ 342,000,000	$ 1,321,000,000	$ 742,000,000	$ 737,000,000
Company Selected Measure Amount			0.0	31.3	6.1	87.8	13.5
PEO Name	Mark Douglas	Pierre Brondeau	Pierre Brondeau		Mark Douglas	Mark Douglas	Mark Douglas
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			1-Year Relative TSR (Percentile Rank vs. Peers)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (56,190)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,432,143)
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			25,257
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(401,782)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			468,284
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(835,176)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			94,544
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(78,199)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(51,235)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Pierre Brondeau [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			12,038,391	$ 10,531,812	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			1,373,942	8,782,041	0	0	0
Pierre Brondeau [Member] | PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Pierre Brondeau [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,631,340)
Pierre Brondeau [Member] | PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Pierre Brondeau [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,033,109)
Pierre Brondeau [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,889,571
Pierre Brondeau [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,907,753)
Pierre Brondeau [Member] | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Pierre Brondeau [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,927)
Pierre Brondeau [Member] | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Pierre Brondeau [Member] | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mark Douglas [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	14,968,954	9,623,437	11,069,899	8,489,671
PEO Actually Paid Compensation Amount			$ 0	$ 12,336,343	$ (5,597,561)	$ 16,177,222	$ 7,040,175